Income Tax Expense - Schedule of Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Rate [Abstract]
Profit before provision for income taxes	$ 1,139	$ 1,910	$ 2,032
Income tax expenses computed at statutory rate	188	315	335
Effect of preferential tax rates			(22)
Non-deductible expenses	107	2	188
Non-taxable income	(1)	(176)	(139)
Over provision of deferred tax in prior years	(53)
Income tax expenses, Total	$ 241	$ 141	$ 362